CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Preferred stock, shares authorized		100,000	100,000
Preferred stock, shares outstanding
Preferred stock, shares issued
Common stock, shares authorized	180,000,000	180,000,000	180,000,000
Common stock, par value (in dollars per share)	$ 0.006	$ 0.006	$ 0.006
Common stock, shares issued	25,633,061	16,937,661	16,937,661
Common stock, shares outstanding	25,633,061	16,937,661	16,937,661
Series C Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,200
Preferred stock, shares outstanding	1,200
Preferred stock, shares issued	1,200
Preferred Stock, preference in liquidation (in dollars)	$ 6,000